Investors Cash Trust
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Investors Cash Trust semiannual report for the six month period ended September 30, 1998.

Your fund's management greatly appreciates your decision to invest in Investors Cash Trust. During the period, the fund registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The log jam for Federal Funds set at 5.50% since March 1997 was broken on September 29th when the Fed lowered its trading target by 25 basis points. The predominant reasons were the much-publicized, adverse economic developments, which are reflected in our volatile stock market, the associated stresses placed on the credit worthiness of many of our financial institutions and the likelihood of a slowing pace of economic growth in the months ahead.

Our investment strategy still favors lengthening the maturities in the portfolios. The reason is our expectation that the Fed will err on the side of ease until signs of financial stress abate and prospects for economic growth brighten.

Money market funds such as Investors Cash Trust offer the opportunity for attractive yields, especially during times of uncertainty, and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager

October 22, 1998

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Lead Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the six month period ended September 30, 1998, the fund's two Portfolios had the following net annualized yields:

The Government Securities Portfolio had a net annualized yield of 5.33%.

The Treasury Portfolio had a net annualized yield of 5.22%.

NOTES
Like all money funds, an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Each Portfolio's net annualized yield for the six month period ended September 30, 1998, is the sum of the daily dividend rates for the period. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investors Cash Trust                                                           2
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at September 30, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
SHORT-TERM NOTES
(Issued or guaranteed by U.S. government
agencies or instrumentalities)
-----------------------------------------------------------
(a)Federal Farm Credit Banks
    5.61%, 10/1/98                                 $  5,000
-----------------------------------------------------------
Federal Home Loan Bank
    5.12% - 5.34%, 10/1/98 - 12/23/98                16,756
(a)    4.89% - 5.64%, 10/1/98 - 11/2/98              20,597
-----------------------------------------------------------
Federal Home Loan Mortgage Corp.
    5.16% - 5.51%, 10/2/98 - 1/19/99                 49,522
-----------------------------------------------------------
Federal National Mortgage Association
(a)    4.62%, 10/6/98                                13,070
    5.28% - 5.52%, 10/9/98 - 2/26/99                 72,804
-----------------------------------------------------------
TOTAL SHORT-TERM NOTES--53.8%
(average maturity: 30 days)                         177,749
-----------------------------------------------------------
(b)REPURCHASE AGREEMENTS
(Dated 6/98 - 9/98, collateralized by Federal Home
Loan Mortgage Corporation, Federal National
Mortgage Association and U.S. Treasury securities)
-----------------------------------------------------------
Bear, Stearns & Co., Inc.
    5.58% - 5.59%, 10/1/98 - 10/28/98                31,000
-----------------------------------------------------------
CS First Boston, Inc.
    5.05% - 5.50%, 10/21/98 - 12/28/98               32,000
-----------------------------------------------------------

                                                    Value
Chase Securities, Inc.
    5.18%, 12/16/98                                $  8,000
-----------------------------------------------------------
Goldman, Sachs & Co.
    5.35% - 5.48%, 11/9/98 - 11/18/98                32,000
-----------------------------------------------------------
Lehman Government Securities, Inc.
    5.14%, 11/30/98                                   9,600
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.40% - 5.53%, 10/14/98 - 11/30/98               32,000
-----------------------------------------------------------
Morgan Stanley Dean Witter & Co.
    5.52%, 10/26/98                                   2,000
-----------------------------------------------------------
Nomura Securities International, Inc.
    5.58%, 10/5/98                                    7,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--46.5%
(average maturity: 38 days)                         153,600
-----------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(average maturity: 34 days)                         331,349
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.3%)                (1,115)
-----------------------------------------------------------

NET ASSETS--100%                                   $330,234
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Cash Trust                                                           3
--------------------------------------------------------------------------------
TREASURY PORTFOLIO
Investments at September 30, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
SHORT-TERM NOTES
(Issued or guaranteed by U.S. government
agencies or instrumentalities)
-----------------------------------------------------------
(a)Overseas Private Investment Corp.
    5.60%, 10/2/98                                  $12,000
-----------------------------------------------------------
U.S. Treasury Bills
    4.44% - 4.61%, 10/15/98                           5,631
-----------------------------------------------------------
TOTAL SHORT-TERM NOTES--34.7%
(average maturity: 33 days)                          17,631
-----------------------------------------------------------
(b)REPURCHASE AGREEMENTS
(Dated 8/98 - 9/98, collateralized by U.S. Treasury
  securities)
-----------------------------------------------------------
Bear, Stearns & Co., Inc.
    5.15%, 11/24/98                                   2,300
-----------------------------------------------------------
CS First Boston, Inc.
    5.20%, 11/19/98                                   2,300
-----------------------------------------------------------
Dresdner Security (USA), Inc.
    5.00% - 5.25%, 10/1/98 - 11/18/98                 6,500
-----------------------------------------------------------
Goldman Sachs & Co.
    5.00% - 5.40%, 11/10/98 - 11/25/98                5,000
-----------------------------------------------------------
Lehman Government Securities, Inc.
    5.35%, 11/9/98                                    2,200
-----------------------------------------------------------

                                                     Value
Merrill Lynch Government Securities, Inc.
    5.20% - 5.35%, 10/26/98 - 12/21/98              $ 4,900
-----------------------------------------------------------
J. P. Morgan Securities, Inc.
    5.25% - 5.42%, 10/1/98 - 10/14/98                 4,900
-----------------------------------------------------------
Morgan Stanley Dean Witter & Co.
    5.44%, 10/31/98                                   2,400
-----------------------------------------------------------
Nomura Securities International, Inc.
    5.15%, 10/8/98                                    2,300
-----------------------------------------------------------
(c)UBS Securities, Inc.
    5.02%, 11/30/98                                   2,300
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--69.1%
(average maturity: 32 days)                          35,100
-----------------------------------------------------------

TOTAL INVESTMENTS--103.8%
(average maturity: 32 days)                          52,731
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(3.8%)               (1,942)
-----------------------------------------------------------

NET ASSETS--100%                                    $50,789
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1998. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

(c) Illiquid security which represented 4.5% of the Treasury Portfolio's net assets at September 30, 1998.

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                           4
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES      TREASURY
ASSETS                                                                  PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                 $177,749              17,631
------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                  153,600              35,100
------------------------------------------------------------------------------------------------------
Interest receivable                                                        1,178                 291
------------------------------------------------------------------------------------------------------
      Total assets                                                       332,527              53,022
------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------
Cash overdraft                                                               862               2,002
------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                1,255                 211
------------------------------------------------------------------------------------------------------
  Management fee                                                               4                   1
------------------------------------------------------------------------------------------------------
  Administrative services fee                                                 27                   4
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                   145                  15
------------------------------------------------------------------------------------------------------
      Total liabilities                                                    2,293               2,233
------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $330,234              50,789
------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------
Shares outstanding                                                       330,234              50,789
------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                               $1.00              1.00
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                           5
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended September 30, 1998 (unaudited)
(in thousands)
--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES          TREASURY
                                                                        PORTFOLIO                PORTFOLIO
                                                                  ---------------------          ---------
INTEREST INCOME                                                          $9,059                    1,672
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                            267                       45
----------------------------------------------------------------------------------------------------------
  Administrative services fee                                               136                       30
----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                     37                        5
----------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                     4                        3
----------------------------------------------------------------------------------------------------------
  Registration costs                                                         50                       21
----------------------------------------------------------------------------------------------------------
  Professional fees                                                          13                        4
----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                   30                        9
----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                    537                      117
----------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                           (131)                     (40)
----------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Fund                                     406                       77
----------------------------------------------------------------------------------------------------------
Net investment income                                                    $8,653                    1,595
----------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                                GOVERNMENT SECURITIES             TREASURY
                                                                      PORTFOLIO                   PORTFOLIO
                                                              -------------------------   -------------------------
                                                               SIX MONTHS                  SIX MONTHS
                                                                  ENDED         YEAR          ENDED         YEAR
                                                              SEPTEMBER 30,     ENDED     SEPTEMBER 30,     ENDED
                                                                  1998        MARCH 31,       1998        MARCH 31,
                                                               (UNAUDITED)      1998       (UNAUDITED)      1998
                                                              -------------   ---------   -------------   ---------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                           $   8,653       12,241         1,595         3,147
-------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (8,653)     (12,241)       (1,595)       (3,147)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR AMOUNTS AND NUMBER OF
SHARES
ARE THE SAME):
Shares sold                                                       548,301      811,717        42,111       141,213
-------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          7,365       10,466         1,675         3,091
-------------------------------------------------------------------------------------------------------------------
                                                                  555,666      822,183        43,786       144,304
Shares redeemed                                                  (537,626)    (678,922)      (67,287)     (133,361)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions and
total increase (decrease) in net assets                            18,040      143,261       (23,501)       10,943
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               312,194      168,933        74,290        63,347
-------------------------------------------------------------------------------------------------------------------
End of period                                                   $ 330,234      312,194        50,789        74,290
-------------------------------------------------------------------------------------------------------------------

Investors Cash Trust                                                           6
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Cash Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers two series of shares (Portfolios)--the Government Securities Portfolio and the Treasury Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO
SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .15% of average daily net assets. During the six months ended September 30, 1998, the Fund incurred management fees of $144,000 after an expense waiver by Scudder Kemper.

ZURICH/B.A.T MERGER
On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Fund has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the

Investors Cash Trust                                                           7
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

former investment management agreement, except for the dates of execution and termination. The Board of Trustees of the Fund will seek shareholder approval of the new investment management agreement through a proxy solicitation that is currently scheduled to conclude in mid-December.

ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an administrative services agreement with Kemper Distributors, Inc.
(KDI). For its services as primary administrator, the Fund pays KDI an annual fee of .10% of average daily net assets. For the six months ended September 30, 1998, the Fund incurred administrative services fees of $165,000 after an expense waiver by Scudder Kemper. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms at an annual rate ranging between .05% and
 .10% of average daily net assets. During the six months ended September 30, 1998, KDI paid fees of $97,000 to various firms pursuant to service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $19,000 for the six months ended September 30, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended September 30, 1998, the Fund made no payments to its officers and incurred trustees' fees of $11,000 to independent trustees.

EXPENSE WAIVER
Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses of each Portfolio to the extent that they exceed
 .25% of average daily net assets of such Portfolio on an annual basis. Under this agreement, Scudder Kemper waived $171,000 of expenses during the six months ended September 30, 1998.

Investors Cash Trust                                                           8
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED               YEAR ENDED MARCH 31,
                                                              SEPTEMBER 30,   -------------------------------------
GOVERNMENT SECURITIES PORTFOLIO                                   1998         1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                .03          .05       .05       .06       .05
-------------------------------------------------------------------------------------------------------------------
Less dividends declared                                              .03          .05       .05       .06       .05
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.70%        5.50      5.30      5.74      4.74
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                             .25%         .25       .25       .25       .25
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.33%        5.37      5.17      5.57      4.72
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                             .33%         .38       .32       .32       .33
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.25%        5.24      5.10      5.50      4.64
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                      $330,234      312,194   168,933   230,944   176,024
-------------------------------------------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED              YEAR ENDED MARCH 31,
                                                              SEPTEMBER 30,   -------------------------------------
TREASURY PORTFOLIO                                                1998         1998     1997       1996      1995
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $  1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                .03          .05       .05       .05       .05
-------------------------------------------------------------------------------------------------------------------
Less dividends declared                                              .03          .05       .05       .05       .05
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.64%        5.34      5.15      5.66      4.69
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                             .25%         .25       .25       .25       .25
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.21%        5.21      5.03      5.48      4.76
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                             .38%         .38       .37       .37       .39
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               5.08%        5.08      4.91      5.36      4.62
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $50,789       74,290    63,347   101,576    65,389
-------------------------------------------------------------------------------------------------------------------

NOTE:Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain operating expenses of the Portfolios. Data for the period ended September 30, 1998 is unaudited.

                                          Investors
                                          Cash Trust
                                          Semiannual Report
                                          September 30, 1998

PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 South Riverside Plaza, Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Cash Trust prospectus.

ICT-3 1059010 10/98         (LOGO)printed on recycled paper